UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     August 10, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total:      $122,147



List of Other Included Managers:

NONE

                                FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
AFFYMETRIX INC                 COM       00826t108         608    18578SH       SOLE                  0      0   18578
AGCO CORP                      COM       001084102        4117   202100SH       SOLE                  0      0  202100
ALCOA INC                      COM       013817101        4106   124325SH       SOLE                  0      0  124325
ARACRUZ SPN ADR                ADR       038496204        4554   139450SH       SOLE                  0      0  139450
BIOSITE INC                    COM       090945106        4223    93650SH       SOLE                  0      0   93650
BOEING CO                      COM       097023105         260     5095SH       SOLE                  0      0    5095
BP P L C SPN ADR               ADR       055622104        5054    94347SH       SOLE                  0      0   94347
CISCO SYSTEMS INC              COM       17275r102        1993    84086SH       SOLE                  0      0   84086
COVANCE INC                    COM       222816100        4001   103700SH       SOLE                  0      0  103700
ENGELHARD CORP                 COM       292845104        2756    85300SH       SOLE                  0      0   85300
FIRST HRZN NTL CORP            COM       320517105         382     8400SH       SOLE                  0      0    8400
GENERAL DYNAMICS CORP          COM       369550108        4761    47950SH       SOLE                  0      0   47950
HARRIS CORP-DEL                COM       413875105        2751    54200SH       SOLE                  0      0   54200
HEADWATERS INC                 COM       42210p102        3948   152250SH       SOLE                  0      0  152250
HLTH MGMT ASN INC NEW          COM       421933102        2350   104800SH       SOLE                  0      0  104800
HEWLETT-PACKARD CO COM         COM       428236103        4222   200100SH       SOLE                  0      0  200100
IHOP CORP NEW                  COM       449623107        1902    53200SH       SOLE                  0      0   53200
ISHARES MSCI JPN INDEX         ADR       464286848        5605   527800SH       SOLE                  0      0  527800
ISHARES MSCI PAC X-JPN         ADR       464286665        3049    41650SH       SOLE                  0      0   41650
JOHNSON & JOHNSON              COM       478160104        4640    83303SH       SOLE                  0      0   83303
LIBERTY MEDIA CORP SER A       COM       530718105        3311   368300SH       SOLE                  0      0  368300
LIBERTY MEDIA INTL SER A       COM       530719103         683    18412SH       SOLE                  0      0   18412
LIZ CLAIBORNE INC              COM       539320101        4197   116650SH       SOLE                  0      0  116650
LOUISIANA PACIFIC CORP         COM       546347105         307    13000SH       SOLE                  0      0   13000
MATTEL INC                     COM       577081102        1317    72150SH       SOLE                  0      0   72150
MICROSOFT CORP                 COM       594918104         293    10253SH       SOLE                  0      0   10253
NEWMONT MNG CORP HLDG CO       COM       651639106        4269   110150SH       SOLE                  0      0  110150
OFFICE DEPOT INC               COM       676220106        4884   272700SH       SOLE                  0      0  272700
ONEOK INC NEW                  COM       682680103        4385   199425SH       SOLE                  0      0  199425
PFIZER INC                     COM       717081103        4302   125500SH       SOLE                  0      0  125500
PLUM CRK TBR CO INC COM        COM       729251108         454    13920SH       SOLE                  0      0   13920
PORTFOLIO RVRY ASN INC         COM       73640q105        2892   104893SH       SOLE                  0      0  104893
POSCO SPONSORED ADR            ADR       693483109        4241   126550SH       SOLE                  0      0  126550
RIO TINTO PLC SPNS ADR         ADR       767204100        3000    30600SH       SOLE                  0      0   30600
SUNOCO INC                     COM       86764p109        3973    62450SH       SOLE                  0      0   62450
SUPERIOR ENGY SVC INC          COM       868157108        2365   235300SH       SOLE                  0      0  235300
TELEFONOS DE MEX SP ADR        ADR       879403780        4336   130325SH       SOLE                  0      0  130325
TETRA TECH INC NEW             COM       88162g103        2480   151950SH       SOLE                  0      0  151950
TUPPERWARE CORP                COM       899896104        2048   105400SH       SOLE                  0      0  105400
WASHINGTON FED INC             COM       938824109        3127   130295SH       SOLE                  0      0  130295

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